FINANCE COSTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of changes in accounting estimates [line items]
Unwinding of discounts on provisions	$ 19.4	$ 13.9
Interest expense on long-term debt	21.9	41.8
Early note redemption premium	0.0	53.3
Interest expense on lease liabilities (Note 33)	8.0	6.7
Amortization of deferred financing, bank, financing fees and other finance costs(i)	15.6	18.7
Finance costs	64.9	134.4
Interest on deferred revenue contracts	$ 4.1	$ 4.6